Earnings per share (EPS)	12 Months Ended
Dec. 31, 2025
Earnings per share (EPS)
Earnings per share (EPS)

Note 12. Earnings per share (EPS)

Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during the period, net of weighted average number of treasury shares held during the period. Exercisable warrants with an exercise price for little to no consideration are included in basic EPS.

Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue Class A shares were issued but not securities that are anti-dilutive. RSUs, options and warrants with time-based only service requirements are considered outstanding for dilutive EPS until the earlier of vest date or forfeiture date.

Class A and Class B shareholders are entitled to dividends based on the nominal value of the ordinary shares. As the Class B shares have lower nominal value, the shares are entitled to 1/10 of the dividends attributable to Class A shares.

The following table reflects the share data used for the weighted-average number of Class A shares (basic):

	Years Ended December 31,
in thousands of shares	2025	2024	2023
Issued Class A shares as of January 1	209,093	207,794	206,849
Effect of Class A shares issued	8,763	978	346
Effect of options and warrants exercised or exercisable	3,741	2,654	519
Effect of treasury shares held	(2,928)	(1,157)	(197)
Weighted-average number of Class A shares as of December 31 (basic)	218,669	210,269	207,517

The following table reflects the share data used for the weighted-average number of Class A shares (diluted):

	Years Ended December 31,
in thousands of shares	2025	2024	2023
Weighted-average number of Class A shares as of December 31 (basic)	218,669	210,269	207,517
Effect of unvested RSUs, PSUs, options, and warrants	18,867	17,211	19,129
Weighted-average number of Class A shares as of December 31 (diluted)	237,536	227,480	226,646

The following table reflects the share data used for the weighted-average number of Class B shares (basic and diluted):

	Years Ended December 31,
in thousands of shares	2025	2024	2023
Issued Class B shares as of January 1	903,671	903,671	903,671
Effect of treasury shares held	(85,385)	—	—
Weighted-average number of Class B shares as of December 31 (basic and diluted)	818,286	903,671	903,671

The following tables reflect the income data used in the basic and diluted EPS calculations for profit attributable to owners of the Company:

	Years Ended December 31,
in €‘000	2025	2024	2023
Profit attributable to Class A shares owners	73,745	23,845	24,152
Profit attributable to Class B shares owners	26,577	10,305	10,503
Profit attributable to owners of the Company	100,322	34,150	34,655

	Years Ended December 31,
	2025	2024	2023
Basic EPS from profit attributable to Class A shares owners	0.34	0.11	0.12
Diluted EPS from profit attributable to Class A shares owners	0.31	0.10	0.11
Basic and diluted EPS from profit attributable to Class B shares owners	0.03	0.01	0.01

The following tables reflect the income data used in the basic and diluted EPS calculations for loss from discontinued operations attributable to owners of the Company for the years presented:

	Years Ended December 31,
in €‘000	2025	2024	2023
Loss from discontinued operations attributable to Class A shares owners	—	—	(524)
Loss from discontinued operations attributable to Class B shares owners	—	—	(227)
Loss from discontinued operations attributable to owners of the Company	—	—	(751)

	Years Ended December 31,
	2025	2024	2023
Basic EPS from discontinued operations attributable to Class A shares owners	—	—	(0.00)
Diluted EPS from discontinued operations attributable to Class A shares owners	—	—	(0.00)
Basic and diluted EPS from discontinued operations attributable to Class B shares owners	—	—	(0.00)

The following tables reflect the income data used in the basic and diluted EPS calculations for profit from continuing operations attributable to owners of the Company for the years presented:

	Years Ended December 31,
in €‘000	2025	2024	2023
Profit for the year from continuing operations attributable to Class A shares owners	73,745	23,845	24,675
Profit for the year from continuing operations attributable to Class B shares owners	26,577	10,305	10,731
Profit for the year from continuing operations attributable to owners of the Company	100,322	34,150	35,406

	Years Ended December 31,
	2025	2024	2023
Basic EPS from profit for the year from continuing operations attributable to Class A shares owners	0.34	0.11	0.12
Diluted EPS from profit for the year from continuing operations attributable to Class A shares owners	0.31	0.10	0.11
Basic and diluted EPS from profit for the year from continuing operations attributable to Class B shares owners	0.03	0.01	0.01